Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 3,981	¥ 4,510	¥ 3,142
Aggregated accumulated benefit obligations	¥ 1,377,739	¥ 1,437,843
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
Pension plan, contribution expected to be paid during the next fiscal year	¥ 29,000